Shares Issued and Outstanding (Detail) - Shares Issued and Outstanding [Member] - shares shares in Millions	Jun. 30, 2024	Dec. 31, 2023
Shares Issued and Outstanding, in million [Line Items]
Shares issued	1,994.7	2,040.2
Shares in treasury	47.0	48.2
of which [Abstract]
Buyback	47.0	48.2
Other	0.0	0.0
Shares outstanding	1,947.7	1,992.0